Cash and Cash Equivalents and Temporary Investments	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents and Temporary Investments
Cash and Cash Equivalents and Temporary Investments

6.Cash and Cash Equivalents and Temporary Investments

Cash and cash equivalents as of December 31, 2019 and 2018, consisted of:

	2019		2018
Cash and bank accounts	Ps.	1,758,262	Ps.	1,961,106
Short-term investments (1)		25,693,735		30,107,185
Total cash and cash equivalents	Ps.	27,451,997	Ps.	32,068,291
(1)	Highly-liquid investments with an original maturity of three months or less at the date of acquisition.

Temporary investments as of December 31, 2019 and 2018, consisted of:

	2019		2018
Short-term investments (2)	Ps.	—	Ps.	27,988
Current maturities of non-current financial assets		—		3,004
Total temporary investments	Ps.	—	Ps.	30,992
(2)	Short-term investments with a maturity of over three months and up to one year at the date of acquisition.